VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITY—0.4%
U.S. Treasury Bond 2.875%, 5/15/49	$535	$645
TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $636)		645

MUNICIPAL BONDS—1.2%

California—0.6%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	898

Illinois—0.6%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	880
TOTAL MUNICIPAL BONDS (Identified Cost $1,472)		1,778

FOREIGN GOVERNMENT SECURITIES—20.1%
Bermuda RegS 4.854%, 2/6/24(1)	346	382
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)	1,380	210
Dominican Republic
144A 6.000%, 7/19/28(3)	800	883
144A 6.850%, 1/27/45(3)	800	915
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(3)	345	345
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,285	1,304
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	800	974
Kingdom of Saudi Arabia
144A 4.375%, 4/16/29(3)	1,060	1,222
144A 4.500%, 10/26/46(3)	740	858
Republic of Angola 144A 8.250%, 5/9/28(3)	725	748

	Par Value		Value

FOREIGN GOVERNMENT SECURITIES—continued
Republic of Armenia 144A 7.150%, 3/26/25(3)	$700		$806
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	495		500
Republic of Egypt
144A 7.600%, 3/1/29(3)	855		922
144A 8.500%, 1/31/47(3)	630		684
Republic of Ghana
144A 7.625%, 5/16/29(3)	520		513
144A 8.125%, 3/26/32(3)	260		254
Republic of Indonesia
FR63 5.625%, 5/15/23	7,482,000	IDR	509
FR77 8.125%, 5/15/24	7,135,000	IDR	530
Republic of Kenya 144A 8.000%, 5/22/32(3)	950		1,005
Republic of Nigeria 144A 7.875%, 2/16/32(3)	1,440		1,482
Republic of South Africa
5.875%, 9/16/25	200		221
4.300%, 10/12/28	325		323
5.650%, 9/27/47	955		1,003
Republic of Sri Lanka
144A 6.750%, 4/18/28(3)	1,160		1,107
144A 7.550%, 3/28/30(3)	200		199
Republic of Turkey
6.250%, 9/26/22	780		787
7.375%, 2/5/25	420		435
4.875%, 10/9/26	1,630		1,459
7.625%, 4/26/29	1,165		1,193
4.875%, 4/16/43	935		717
Republic of Uruguay 5.100%, 6/18/50	500		620
Russian Federation 144A 5.625%, 4/4/42(3)	1,600		1,976
Sultanate of Oman 144A 5.375%, 3/8/27(3)	1,240		1,216

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value		Value

FOREIGN GOVERNMENT SECURITIES—continued
144A 5.625%, 1/17/28(3)	$760		$748
Ukraine
144A 7.750%, 9/1/23(3)	785		834
144A 7.750%, 9/1/26(3)	820		869
United Mexican States
4.150%, 3/28/27	520		555
4.500%, 4/22/29	635		701
Series M 6.500%, 6/9/22	9,038	MXN	446

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $31,012)			30,455

MORTGAGE-BACKED SECURITIES—17.3%

Agency—1.5%
Federal National Mortgage Association
Pool #MA2471, 3.500%, 12/1/45	863		901
Pool #MA2959, 3.500%, 4/1/47	1,390		1,443

			2,344

Non-Agency—15.8%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	770		840
Angel Oak Mortgage Trust 2019-3, A1 144A 2.930%, 5/25/59(3)(4)	597		600
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A 3.674%, 7/27/48(3)(4)	499		504
2019-1, A1 144A 3.920%, 11/25/48(3)(4)	646		658
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(3)(4)	372		381

	Par Value	Value

Non-Agency—continued
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	$540	$570
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	130	136
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	385	405
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(3)(4)	368	372
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	425	447
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(4)	428	432
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 3.115%, 12/15/36(3)(4)	585	584
Citigroup Mortgage Loan Trust 2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	291	300
COLT Mortgage Loan Trust Funding LLC 2019-1, A1 144A 3.705%, 3/25/49(3)(4)	382	387
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	291	309
Ellington Financial Mortgage Trust 2018-1, A1FX 144A 4.140%, 10/25/58(3)(4)	247	250
Galton Funding Mortgage Trust 2018-2, A41 144A 4.500%, 10/25/58(3)(4)	220	226

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(3)(4)	$260	$264
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(4)	261	276
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(3)(4)	171	174
2019-1, A1 144A 3.454%, 1/25/59(3)(4)	361	364
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.982%, 10/25/29(3)(4)	206	204
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	231	239
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	220	230
2018-8, A3 144A 4.000%, 1/25/49(3)(4)	286	293
Lending Home Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	620	629
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	490	510
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(3)(4)	1,340	1,380
New Residential Mortgage Loan Trust
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	512	553
2018-1A, A1A 144A 4.000%, 12/25/57(3)(4)	731	761
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	520	537
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	520	542

	Par Value	Value

Non-Agency—continued
Preston Ridge Partners Mortgage LLC
2019-1A, A1 144A 4.500%, 1/25/24(3)(4)	$861	$871
2019-2A, A1 144A 3.967%, 4/25/24(3)(4)	691	698
Pretium Mortgage Credit Partners I LLC 2019-NPL1, A1 144A 4.213%, 7/25/60(3)(4)	417	420
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(3)	530	545
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(3)(4)	200	201
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	157	158
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(3)(4)	467	476
Towd Point Mortgage Trust
2015-6, M1 144A 3.750%, 4/25/55(3)(4)	275	294
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	265	279
2017-6, A2 144A 3.000%, 10/25/57(3)(4)	260	266
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	215	229
2018-4, A1 144A 3.000%, 6/25/58(3)(4)	719	733
2018-SJ1, A1 144A 4.000%, 10/25/58(3)(4)	235	238
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	615	631
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(3)(4)	419	421

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(3)(4)	$162	$163
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(3)(4)	358	361
Verus Securitization Trust
2018-2, A1 144A 3.677%, 6/1/58(3)(4)	293	296
2018-3, A1 144A 4.108%, 10/25/58(3)(4)	397	402
2019-1, A1 144A 3.836%, 2/25/59(3)(4)	649	659
2019-INV1, A1 144A 3.402%, 12/25/59(3)(4)	481	485
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	690	729

		23,912

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $25,608)		26,256

ASSET-BACKED SECURITIES—10.9%

Automobiles—5.7%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(3)	470	472
2019-1, B 144A 4.470%, 10/20/22(3)	515	528
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(3)	565	581
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	785	797

	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	$790	$794
2018-1A, B 144A 3.520%, 8/15/23(3)	760	767
2018-3A, C 144A 4.180%, 7/15/24(3)	845	877
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	520	537
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	525	534
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(3)	790	794
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(3)	506	516
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	520	526
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(3)	535	542
Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(3)	381	390

		8,655

Other—5.2%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(3)	448	453

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Other—continued
Arbys Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(3)	$659	$682
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(3)	607	625
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(3)	649	662
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	253	256
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(3)	175	176
Genesis Sales Finance Master Trust 2019-AA, A144A 4.680%, 8/20/23(3)	310	317
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	178	179
Mariner Finance Issuance Trust 2018-AA, A 144A 4.200%, 11/20/30(3)	230	236
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(3)	605	613
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(3)	520	524
Regional Management Issuance Trust 2018-2, A144A 4.560%, 1/18/28(3)	525	539
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	231	228
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	515	546
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(3)(5)	591	591

	Par Value		Value

Other—continued
Upstart Securitization Trust
2018-1, B 144A 3.887%, 8/20/25(3)	$189		$189
2019-1, B 144A 4.190%, 4/20/26(3)	620		626
Wendy’s Funding LLC 2018-1A, A2I 144A 3.573%, 3/15/48(3)	517		530

			7,972
TOTAL ASSET-BACKED SECURITIES (Identified Cost $16,351)			16,627

CORPORATE BONDS AND NOTES—71.0%

Communication Services—4.1%
America Movil SAB de C.V. 6.450%, 12/5/22	80	MXN	382
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(3)	575		525
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(3)	151		165
144A 5.125%, 8/15/27(3)	175		183
Consolidated Communications, Inc. 6.500%, 10/1/22	545		510
DISH DBS Corp.
5.875%, 7/15/22	260		269
7.750%, 7/1/26	170		167
Frontier Communications Corp.
8.500%, 4/15/20	195		121
11.000%, 9/15/25	305		155
144A 8.500%, 4/1/26(3)	175		170
Grupo Televisa SAB
4.625%, 1/30/26	525		564
7.250%, 5/14/43	8,000	MXN	292

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Communication
Services—continued
iHeartCommunications, Inc.
6.375%, 5/1/26	$15	$17
8.375%, 5/1/27	28	30
144A 5.250%, 8/15/27(3)	40	42
Escrow 0.000%, 5/1/26(6)	255	—
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	425	382
Meredith Corp. 6.875%, 2/1/26	315	332
Nexstar Escrow, Inc. 144A 5.625%, 7/15/27(3)	25	26
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(3)	485	523
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	400	407
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(3)	935	1,015

		6,277

Consumer Discretionary—3.3%
Beazer Homes USA, Inc.
6.750%, 3/15/25	195	196
5.875%, 10/15/27	375	355
Boyd Gaming Corp. 6.000%, 8/15/26	135	143
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	140	149
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	197
Frontdoor, Inc. 144A 6.750%, 8/15/26(3)	415	450

	Par Value	Value

Consumer Discretionary—continued
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	$495	$515
GLP Capital LP 5.250%, 6/1/25	410	451
Lear Corp. 3.800%, 9/15/27	390	393
M/I Homes, Inc. 5.625%, 8/1/25	450	466
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(3)	299	102
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(3)	35	36
144A 8.500%, 5/15/27(3)	355	346
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	135	143
Vista Outdoor, Inc. 5.875%, 10/1/23	530	479
William Lyon Homes, Inc. 6.000%, 9/1/23	610	633

		5,054

Consumer Staples—1.9%
Albertson’s Cos., LLC
144A 7.500%, 3/15/26(3)	95	106
144A 5.875%, 2/15/28(3)	55	58
Altria Group, Inc.
4.400%, 2/14/26	103	113
4.800%, 2/14/29	787	891
JBS Investments II GmbH 144A 5.750%, 1/15/28(3)	325	341
JBS USA LUX S.A. 144A 5.500%, 1/15/30(3)	120	127
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	390	344

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Consumer Staples—continued
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(3)	$880	$928

		2,908

Energy—16.7%
Afren plc
144A 10.250%, 4/8/19(2)(3)(5)	635	1
144A 6.625%, 12/9/20(2)(3)(5)	732	—	(7)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	490	501
Callon Petroleum Co. 6.125%, 10/1/24	218	212
Cheniere Energy Partners LP 5.625%, 10/1/26	200	211
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	30	32
CrownRock LP 144A 5.625%, 10/15/25(3)	530	525
Denbury Resources, Inc.
144A 9.250%, 3/31/22(3)	224	188
144A 7.750%, 2/15/24(3)	225	156
Encana Corp. 8.125%, 9/15/30	280	380
EP Energy LLC
144A 9.375%, 5/1/24(3)(8)	115	9
144A 8.000%, 11/29/24(3)(8)	200	86
144A 7.750%, 5/15/26(3)(8)	125	104
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)(9)	1,245	1,313
Gazprom OAO Via Gaz Capital S.A. RegS 7.288%, 8/16/37(1)(10)	870	1,132

	Par Value	Value

Energy—continued
Geopark Ltd. 144A 6.500%, 9/21/24(3)	$595	$607
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(3)	1,310	1,434
Kinder Morgan, Inc. 7.750%, 1/15/32	980	1,384
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(3)	500	492
Lukoil International Finance BV
144A 6.125%, 11/9/20(3)(10)	1,100	1,145
144A 4.563%, 4/24/23(3)	400	423
Nabors Industries, Inc. 5.500%, 1/15/23	355	316
Odebrecht Offshore Drilling Finance Ltd. PIK, 144A 7.720%, 12/1/26(3)(11)	1,080	281
Odebrecht Oil & Gas Finance Ltd. 144A 0.000%(3)(12)	155	2
Pertamina Persero PT
144A 6.450%, 5/30/44(3)	1,705	2,252
RegS 6.450%, 5/30/44(1)	815	1,076
Petrobras Global Finance BV
7.375%, 1/17/27	1,050	1,246
5.750%, 2/1/29	1,470	1,592
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	1,820	227
Petroleos Mexicanos
4.625%, 9/21/23	255	255
6.500%, 3/13/27	500	513
5.350%, 2/12/28	550	521
6.500%, 6/2/41	295	276
6.375%, 1/23/45	1,515	1,396

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Energy—continued
Sanchez Energy Corp. 144A 7.250%, 2/15/23(2)(3)	$135	$95
Sinopec Group Overseas Development
2017 Ltd. 144A 3.625%, 4/12/27(3)	800	851
2018 Ltd. 144A 4.250%, 9/12/28(3)	1,000	1,118
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(1)	780	940
Transocean, Inc. 144A 9.000%, 7/15/23(3)	290	300
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,440
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	430	232
Weatherford International Ltd. 9.875%, 2/15/24(2)	170	72

		25,336

Financials—18.4%
Acrisure LLC
144A 8.125%, 2/15/24(3)	205	221
144A 7.000%, 11/15/25(3)	620	571
Allstate Corp. (The) Series B 5.750%, 8/15/53(13)	606	645
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)(9)	830	832

	Par Value		Value

Financials—continued
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	$755		$813
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(3)	700		670
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560		630
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	1,335		1,388
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	1,085		1,227
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	510		531
Banco Santander Chile 144A 3.875%, 9/20/22(3)	900		933
Bancolombia S.A. 5.125%, 9/11/22	1,220		1,289
Bank of Montreal 3.803%, 12/15/32	1,064		1,115
Brighthouse Financial, Inc. 3.700%, 6/22/27	765		755
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	675		710
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(3)	105,000	KZT	255
Discover Bank 4.682%, 8/9/28	630		661

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	$925	$939
E*TRADE Financial Corp. 4.500%, 6/20/28	600	659
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	650	709
FS KKR Capital Corp. 4.750%, 5/15/22	225	232
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(3)	1,040	1,160
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	632	642
ICAHN Enterprises LP 144A 6.250%, 5/15/26(3)	480	501
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27	925	981
ING Groep N.V. 6.000% (12)(13)	615	620
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	730	736
Jefferies Group LLC 4.850%, 1/15/27	180	193
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)	1,435	1,601
MDC-GMTN B.V. 144A 4.500%, 11/7/28(3)	750	878
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	711
Springleaf Finance Corp. 7.125%, 3/15/26	290	331
Synchrony Financial 3.950%, 12/1/27	925	959
Synovus Financial Corp. 5.900%, 2/7/29	350	368
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(9)	640	676

	Par Value	Value

Financials—continued
Tempo Acquisition LLC 144A 6.750%, 6/1/25(3)	$140	$144
Toronto-Dominion Bank (The) 3.625%, 9/15/31	1,135	1,184
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	435	453

		27,923

Health Care—3.6%
Advanz Pharma Corp. 8.000%, 9/6/24	103	100
Avantor, Inc.
144A 6.000%, 10/1/24(3)	260	279
144A 9.000%, 10/1/25(3)	295	332
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	155	175
144A 8.500%, 1/31/27(3)	165	183
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(3)	55	57
144A 7.000%, 3/15/24(3)	65	69
144A 5.500%, 11/1/25(3)	525	551
144A 7.000%, 1/15/28(3)	355	372
Eagle Holding Co. II, LLC
PIK, 144A 7.625%, 5/15/22(3)(14)	300	303
PIK, 144A 7.750%, 5/15/22(3)(15)	295	298
HCA, Inc. 5.875%, 2/1/29	80	92
Mylan NV 3.950%, 6/15/26	545	567

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Health Care—continued
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	$445	$458
Select Medical Corp. 144A 6.250%, 8/15/26(3)	270	281
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	70	60
144A 10.000%, 4/15/27(3)	230	220
Takeda Pharmaceutical Co., Ltd. 144A 5.000%, 11/26/28(3)	315	373
Tenet Healthcare Corp.
8.125%, 4/1/22	140	151
7.000%, 8/1/25	200	202
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	365	269

		5,392

Industrials—8.0%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	983
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	631	655
Bombardier, Inc. 144A 7.500%, 3/15/25(3)	210	205
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(3)	355	373
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	474	487
DP World plc 144A 6.850%, 7/2/37(3)	1,250	1,686
Garda World Security Corp. 144A 8.750%, 5/15/25(3)	420	433

	Par Value	Value

Industrials—continued
GFL Environmental, Inc. 144A 7.000%, 6/1/26(3)	$495	$514
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(3)	340	303
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	675	697
Navistar International Corp. 144A 6.625%, 11/1/25(3)	205	208
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	270	276
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(3)	705	679
Oshkosh Corp. 4.600%, 5/15/28	752	816
Owens Corning 3.950%, 8/15/29	704	728
Pentair Finance S.a.r.l 4.500%, 7/1/29	730	770
Topaz Marine S.A. 144A 9.125%, 7/26/22(3)	440	458
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	1,006
United Airlines Pass-Through Trust 2007-1, A 6.636%, 7/2/22	504	532
Vertiv Intermediate Holding Corp. PIK, 144A 12.000%, 2/15/22(3)(14)	335	297

		12,106

Information Technology—2.4%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	520	546

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value
Information Technology—continued
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	$70	$64
Broadcom Corp. 3.625%, 1/15/24	440	449
Broadcom, Inc. 144A 3.625%, 10/15/24(3)	355	360
Citrix Systems, Inc. 4.500%, 12/1/27	570	614
Dell International LLC 144A 8.100%, 7/15/36(3)	255	323
Exela Intermediate LLC 144A 10.000%, 7/15/23(3)	205	128
Juniper Networks, Inc. 3.750%, 8/15/29	560	565
VMware, Inc. 3.900%, 8/21/27	627	642

		3,691

Materials—8.2%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,000	1,076
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	540	557
ArcelorMittal 4.550%, 3/11/26	400	421
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(13)	635	744
CPG Merger Sub LLC 144A 8.000%, 10/1/21(3)	435	435
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	790	857
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	386	425
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	1,051

	Par Value	Value

Materials—continued
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	$515	$528
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	455	471
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(3)	215	220
OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,651
SABIC Capital II BV 144A 4.500%, 10/10/28(3)	810	915
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(3)(10)	1,100	1,190
Syngenta Finance N.V.
144A 4.441%, 4/24/23(3)	355	372
144A 4.892%, 4/24/25(3)	250	265
Trident TPI Holdings, Inc. 144A 6.625%, 11/1/25(3)	345	298
United States Steel Corp. 6.250%, 3/15/26	485	429
Vedanta Resources Ltd. 144A 6.125%, 8/9/24(3)	645	581

		12,486

Real Estate—2.1%
EPR Properties
4.750%, 12/15/26	260	282
4.500%, 6/1/27	395	422
Hospitality Properties Trust 4.500%, 3/15/25	745	758
MPT Operating Partnership LP 5.000%, 10/15/27	270	288

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Real Estate—continued
Office Properties Income Trust 4.500%, 2/1/25	$690	$713
Physicians Realty LP 4.300%, 3/15/27	655	703

		3,166

Utilities—2.3%
Ferrellgas Partners LP 8.625%, 6/15/20	125	93
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(3)	950	1,015
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	115	114
144A 6.625%, 1/15/28(3)	415	402
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	450	469
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(3)	760	880
Vistra Operations Co., LLC 144A 4.300%, 7/15/29(3)	525	536

		3,509
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $106,249)		107,848

LEVERAGED LOANS(4) —11.6%

Aerospace—0.4%
Atlantic Aviation FBO, Inc. (1 Month LIBOR + 3.75%) 5.870%, 12/6/25	114	115
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 Month LIBOR + 4.00%) 6.330%, 4/6/26	156	156

	Par Value	Value

Aerospace—continued
Tranche B-2 (3 Month LIBOR + 4.00%) 6.330%, 4/6/26	$84	$84
DynCorp International, Inc. Tranche B, First Lien (3 Month LIBOR + 6.00%) 8.197%, 8/18/25	235	228

		583

Chemicals—0.3%
Hexion, Inc. Tranche B (3 Month LIBOR + 3.50%) 5.820%, 7/1/26	60	60
Omnova Solutions, Inc. Tranche B-2 (1 Month LIBOR + 3.25%) 5.362%, 8/25/23	444	443

		503

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 Month LIBOR + 4.00%) 6.120%, 9/29/24	213	211

Consumer Non-Durables—0.6%
American Greetings Corp. (1 Month LIBOR + 4.50%) 6.612%, 4/6/24	480	476
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 Month LIBOR + 4.00%) 6.256%, 5/15/23	228	216
Parfums Holding Co., Inc. First Lien (3 Month LIBOR + 4.25%) 6.374%, 6/30/24	266	264

		956

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Energy—0.4%
California Resources Corp. (1 Month LIBOR + 10.375%) 12.491%, 12/31/21	$360	$318
Citgo Petroleum Corp. 2019, Tranche B (3 Month LIBOR + 5.00%) 7.319%, 3/28/24	334	335

		653

Financial—1.3%
Asurion LLC Tranche B-2, Second Lien (1 Month LIBOR + 6.50%) 8.612%, 8/4/25	414	419
Blackhawk Network Holdings, Inc. First Lien (1 Month LIBOR + 3.00%) 5.112%, 6/15/25	497	492
Ditech Holding Corp. Tranche B (3 Month LIBOR + 5.00%) 12.250%, 6/30/22(2)	394	93
Financial & Risk US Holdings, Inc. (1 Month LIBOR + 3.75%) 5.862%, 10/1/25	303	305
Finco I LLC 2018 (1 Month LIBOR + 2.00%) 4.112%, 12/27/22	108	109
iStar, Inc. Tranche B (1 Month LIBOR + 2.75%) 4.948%, 6/28/23	608	608

		2,026

Food / Tobacco—0.3%
Chobani LLC Tranche B (1 Month LIBOR + 3.50%) 5.612%, 10/10/23	252	247
Milk Specialties Co. (1 Month LIBOR + 4.00%) 6.112%, 8/16/23	214	208

		455

	Par Value	Value

Food and Drug—0.1%
Albertson’s LLC 2019, Tranche B-8 (1 Month LIBOR + 2.75%) 4.862%, 8/17/26	$178	$179

Gaming / Leisure—0.9%
Everi Payments, Inc. Tranche B (1 Month LIBOR + 3.00%) 5.112%, 5/9/24	177	177
Gateway Casinos & Entertainment Ltd. (3 Month LIBOR + 3.00%) 5.330%, 12/1/23	149	146
Playa Resorts Holding B.V. (1 Month LIBOR + 2.75%) 4.860%, 4/29/24	287	275
Scientific Games International, Inc. Tranche B-5 (1 Month LIBOR + 2.75%) 4.889%, 8/14/24	227	224
Seminole Tribe of Florida (1 Month LIBOR + 1.75%) 3.862%, 7/8/24	334	334
Stars Group Holdings B.V. (3 Month LIBOR + 3.50%) 5.830%, 7/10/25	80	81
UFC Holdings LLC Tranche B (1 Month LIBOR + 3.25%) 5.370%, 4/29/26	178	178

		1,415

Healthcare—1.2%
21st Century Oncology, Inc. Tranche B (3 Month LIBOR + 6.125%) 8.455%, 1/16/23	158	142
AHP Health Partners, Inc. (1 Month LIBOR + 4.50%) 6.612%, 6/30/25	342	342

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Healthcare—continued
Bausch Health Cos., Inc.
(1 Month LIBOR + 2.75%) 4.951%, 11/27/25	$167	$166
(1 Month LIBOR + 3.00%) 5.201%, 6/2/25	62	62
CHG Healthcare Services, Inc. (1 Month LIBOR + 3.00%) 5.112%, 6/7/23	430	426
Envision Healthcare Corp. (1 Month LIBOR + 3.75%) 5.862%, 10/10/25	189	146
LifePoint Health, Inc. Tranche B, First Lien (1 Month LIBOR + 4.50%) 6.645%, 11/16/25	448	446

		1,730

Housing—0.5%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 Month LIBOR + 2.00%) 4.112%, 10/31/23	573	567
Capital Automotive LP Tranche B, Second Lien (1 Month LIBOR + 6.00%) 8.120%, 3/24/25	194	194

		761

Information Technology—1.5%
Applied Systems, Inc. Second Lien (3 Month LIBOR + 7.00%) 9.330%, 9/19/25	222	224

	Par Value	Value

Information Technology—continued
Dell International LLC Tranche B (1 Month LIBOR + 2.00%) 4.120%, 9/7/23	$173	$173
Kronos, Inc.
2018 (3 Month LIBOR + 3.00%) 5.253%, 11/1/23	477	476
Second Lien (3 Month LIBOR + 8.25%) 10.503%, 11/1/24	166	170
Presidio LLC (3 Month LIBOR + 2.75%) 5.063%, 2/2/24	421	422
SS&C Technologies Holdings, Inc. Tranche B-5 (1 Month LIBOR + 2.25%) 4.362%, 4/16/25	89	89
SS&C Technologies, Inc.
Tranche B-3 (1 Month LIBOR + 2.25%) 4.362%, 4/16/25	155	154
Tranche B-4 (1 Month LIBOR + 2.25%) 4.362%, 4/16/25	104	104
Vertafore, Inc. First Lien (1 Month LIBOR + 3.25%) 5.362%, 7/2/25	474	457

		2,269

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 Month LIBOR + 4.50%) 6.710%, 8/17/22	520	406

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Media / Telecom - Broadcasting—0.2%
iHeartCommunications, Inc. (1 Month LIBOR + 4.00%) 6.230%, 5/1/26	$53	$53
Nexstar Broadcasting, Inc. Tranche B-4 0.000%, 6/19/26(16)	165	165

		218

Media / Telecom - Telecommunications—0.7%
CenturyLink, Inc. Tranche B (1 Month LIBOR + 2.75%) 4.862%, 1/31/25	354	349
Securus Technologies Holdings, Inc.
First Lien (3 Month LIBOR + 4.50%) 6.830%, 11/1/24	88	78
Second Lien (3 Month LIBOR + 8.25%) 10.580%, 11/1/25	295	261
West Corp. Tranche B (1 Month LIBOR + 4.00%) 6.112%, 10/10/24	422	376

		1,064

Media / Telecom - Wireless Communications—0.3%
Commscope, Inc. (1 Month LIBOR + 3.25%) 5.362%, 4/6/26	435	433

Metals / Minerals—0.1%
Covia Holdings Corp. (3 Month LIBOR + 4.00%) 6.313%, 6/1/25	153	126

Retail—0.2%
Neiman Marcus Group Ltd. LLC (1 Month LIBOR + 6.00%) 8.229%, 10/25/23	261	213

	Par Value	Value

Service—1.0%
Dun & Bradstreet Corp. (The) (1 Month LIBOR + 5.00%) 7.145%, 2/6/26	$290	$291
Hoya Midco LLC First Lien (1 Month LIBOR + 3.50%) 5.612%, 6/30/24	315	307
Pi US Mergerco, Inc. Tranche B-1 (1 Month LIBOR + 3.25%) 5.362%, 1/3/25	502	496
Sedgwick Claims Management Services, Inc. Tranche B 0.000%, 9/3/26(16)	160	159
TKC Holdings, Inc. First Lien (1 Month LIBOR + 3.75%) 5.870%, 2/1/23	267	260

		1,513

Transportation - Automotive—0.5%
Navistar, Inc. Tranche B (1 Month LIBOR + 3.50%) 5.700%, 11/6/24	483	480
Panther BF Aggregator 2 LP First Lien (1 Month LIBOR + 3.50%) 5.612%, 4/30/26	295	291

		771

Utility—0.7%
APLP Holdings LP (1 Month LIBOR + 2.75%) 4.862%, 4/13/23	379	378
Brookfield WEC Holdings, Inc. First Lien (1 Month LIBOR + 3.50%) 5.612%, 8/1/25	408	408

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Par Value	Value

Utility—continued
Calpine Corp. 2019 (3 Month LIBOR + 2.75%) 5.080%, 4/5/26	$315	$315

		1,101
TOTAL LEVERAGED LOANS (Identified Cost $18,267)		17,586

	Shares
PREFERRED STOCKS—2.8%

Financials—2.3%
Huntington Bancshares, Inc. Series E, 5.700%	253(17)	256
KeyCorp Series D, 5.000%(18)	985(17)	1,007
M&T Bank Corp. Series F, 5.125%(18)	512(17)	536
MetLife, Inc. Series D, 5.875%	313(17)	336
Zions Bancorp, 6.950%	47,150	1,350

		3,485

Industrials—0.5%
General Electric Co. Series D, 5.000%(9)	788(17)	715
TOTAL PREFERRED STOCKS (Identified Cost $4,006)		4,200

COMMON STOCKS—0.1%

Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(19)	6,403	17

Energy—0.1%
Frontera Energy Corp.	7,526	73
Hercules Offshore, Inc.(6)	10,017	7

	Shares	Value

Energy—continued
Sabine Oil & Gas Holdings, Inc.(5)(19)	465	$23

		103
TOTAL COMMON STOCKS (Identified Cost $790)		120

WARRANTS—0.0%

Communication Services—0.0%
iHeartMedia, Inc.(5)(19)	2,723	35

Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(5)(19)	304	2
Sabine Oil & Gas Holdings, Inc.(5)(19)	1,451	12

		14
TOTAL WARRANTS (Identified Cost $59)		49
TOTAL LONG-TERM INVESTMENTS—135.4% (Identified Cost $204,450)		205,564	(20)

SHORT-TERM INVESTMENTS—0.5%

PURCHASED OPTIONS—0.0%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $88)		34

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

	Shares	Value

Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.995%)(21)	732,195	$732	(20)
Total Money Market Mutual Fund (Identified Cost $732)		732
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $820)		766
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—135.9% (Identified Cost $205,270)		$206,330

WRITTEN OPTIONS—(0.0)%
(See open written options schedule)
Total Written Options (Premiums received $181)		(70)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—135.9% (Identified Cost $205,089)		$206,260
Other assets and liabilities, net—(35.9)%		(54,455)

NET ASSETS—100.0%		$151,805

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities amounted to a value of $124,904 or 82.3% of net assets.

(4)

Variable rate security. Rate disclosed is as of August 31, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(7)	Amount is less than $500.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	All or a portion of the security is segregated as collateral for written options.
(10)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(11)	13% of the income received was in PIK and 87% was in Cash.
(12)	No contractual maturity date.

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

(13)	Interest payments may be deferred.
(14)	100% of the income received was in cash.
(15)	First pay date will be in November 2019.
(16)	This loan will settle after August 31, 2019, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(17)	Value shown as par value.
(18)	Interest may be forfeited.
(19)	Non-income producing.
(20)	All or a portion of the portfolio segregated as collateral for borrowings.
(21)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
IDR	Indonesian Rupiah
KZT	Kazakhstani Tenge
MXN	Mexican Peso

Country Weightings†
United States	51%
Mexico	5
Netherlands	5
Canada	4
Indonesia	3
Turkey	2
Chile	2
Other	28
Total	100%
† % of total investments net of written options as of August 31, 2019.

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

Open Purchased Options Contracts as of August 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	49	$15,313	$3,125	9/3/19	$ —(2)
S&P 500® Index	57	17,727	3,110	9/4/19	—
S&P 500® Index	57	17,584	3,085	9/6/19	—
S&P 500® Index	57	17,613	3,090	9/9/19	—(2)
S&P 500® Index	53	16,483	3,110	9/11/19	—(2)
S&P 500® Index	57	17,784	3,120	9/13/19	—(2)

					—

Put Options
S&P 500® Index	49	13,230	2,700	9/3/19	1
S&P 500® Index	57	15,504	2,720	9/4/19	3
S&P 500® Index	57	14,820	2,600	9/6/19	3
S&P 500® Index	57	14,962	2,625	9/9/19	5
S&P 500® Index	53	13,966	2,635	9/11/19	7
S&P 500® Index	57	15,219	2,670	9/13/19	15

					34
Total Purchased Options					$ 34

Open Written Options Contracts as of August 31, 2019 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	49	$14,970	$3,055	9/3/19	$—
S&P 500® Index	57	17,385	3,050	9/4/19	— (2)
S&P 500® Index	57	17,242	3,025	9/6/19	(1)
S&P 500® Index	57	17,271	3,030	9/9/19	(3)
S&P 500® Index	53	16,138	3,045	9/11/19	(3)
S&P 500® Index	57	17,442	3,060	9/13/19	(3)

					(10)

Put Options
S&P 500® Index	49	13,573	2,770	9/3/19	(2)
S&P 500® Index	57	15,846	2,780	9/4/19	(7)
S&P 500® Index	57	15,162	2,660	9/6/19	(3)
S&P 500® Index	57	15,305	2,685	9/9/19	(7)
S&P 500® Index	53	14,310	2,700	9/11/19	(13)
S&P 500® Index	57	15,561	2,730	9/13/19	(28)

					(60)
Total Written Options					$(70)

Footnote Legend:

(1) Strike price not reported in thousands.

(2) Amount is less than $500.

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

($ reported in thousands)

The following table summarizes the market value of the Fund’s investments as of August 31, 2019 based on the inputs used to value them (See Security Valuation Note 1A in the Notes to Financial Statements):

	Total Value at August 31, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$16,627	$—	$16,036	$591
Corporate Bonds and Notes	107,848	—	107,847	1
Foreign Government Securities	30,455	—	30,455	—
Leveraged Loans	17,586	—	17,586	—
Mortgage-Backed Securities	26,256	—	26,256	—
Municipal Bonds	1,778	—	1,778	—
U.S. Government Security	645	—	645	—
Equity Securities:
Preferred Stocks	4,200	1,350	2,850	—
Common Stocks	120	90	—	30
Warrants	49	—	—	49
Money Market Mutual Fund	732	732	—	—
Purchased Options	34	27	7	—

Total Investments, before Written Options	206,330	2,199	203,460	671

Liabilities:
Written Options	(70)	(67)	(3)	—

Total Investments, Net of Written Options	$206,260	$2,132	$203,457	$671

There were no transfers into or out of Level 3 related to securities held at August 31, 2019.

Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended August 31, 2019.

See Notes to Schedule of Investments.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

AUGUST 31, 2019

Note 1. Significant Accounting Policies

A.	Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

AUGUST 31, 2019

which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.